Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity-Based Compensation [Abstract]
EQUITY-BASED COMPENSATION

9. EQUITY-BASED COMPENSATION

This expense was for various marketing and advertising services in exchange for common stock and was being expensed over the lifetime of license agreements with celebrity endorsers. The license agreements were terminated during the period ending September 30, 2023.

Restricted Stock Units

On April 24, 2023, the Company granted 319,023 restricted stock units to its Chief Executive Officer. On May 11, 2023, the Company granted 170,958 restricted stock units to its Executive Vice President Sales and Marketing. On May 25, 2023, the Company granted 124,902 restricted stock units to its Chief Financial Officer. These restricted stock units had a vesting period that coincided with the Company filing its Form 10-K for the year ended December 31, 2023 and had a stipulation that each of the executives attained performance objectives. These employees terminated their employment with the Company during the third quarter of 2023 and therefore the stock units were forfeited.

Restricted stock units had no balances for the periods ended March 31, 2024 and December 31, 2023.

Shares of Restricted Stock

In April 2023, the members of the Company’s Board of Directors, collectively, were granted a total of 100,000 shares of restricted stock. The vesting period is as follows: 25,000 shares vested immediately with 25,000 shares vesting each quarter following the award date.

Total equity-based compensation expense related to shares of restricted stock issuances was $0 and $188,500 for the three months ended March 31, 2024 and 2023.

Restricted stock activity as of and for the three months ended March 31, 2024 was as follows:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	20,000	0.00
Granted	—	—
Vested or released	(20,000)	—
Forfeited	—	—
Outstanding at March 31, 2024	—	—

Vendor Stock Awards

Vendor stock award activity subject to revenue-related performance objectives during the three months ended March 31, 2024 was as follows:

	Number of Shares of Vendor Stock Awards	Weighted Average Remaining Vesting Term (Years)
Outstanding at December 31, 2023	1,030,000	1.25
Granted	—	—
Vested or released	—	—
Forfeited	—	—
Outstanding at March 31, 2024	1,030,000	1.00

Stock Options

Equity-based compensation expense totaling $1,626 and $53,672 has been recognized relating to these stock options during the periods ending March 31, 2024 and 2023, respectively. The total unrecognized equity-based compensation expense was $7,046 as of March 31, 2024.

Stock option activity for three month period ended March 31, 2024 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	446,559	$8.88	8.08
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding at March 31, 2024	446,559	$8.88	7.83

Exercisable at March 31, 2024	71,559	$3.03	8.42

Warrants

As disclosed in Note 7, 3,143,969 warrants were granted as part of the Rights Offering in March 2023. Also noted in Note 7, 300,000 warrants were granted in March 2024 to our financial advisor and placement agent in connection with our offering and sale of Series B Preferred Stock.

Warrant activity for three-month period ended March 31, 2024 was as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	3,553,969	$1.61	4.16
Granted	300,000	0.50	7.00
Vested or released	—	—	—
Forfeited	—	—	—
Outstanding at March 31, 2024	3,553,969	$1.51	4.17

The Company uses the Black-Scholes option-pricing model to estimate the fair value of equity-based awards. The inputs for the Black-Scholes valuation model require management’s significant assumptions. Prior to the Company’s IPO, the price per share of common stock was determined by the Company’s board based on recent prices of common stock sold in private offerings. Subsequent to the IPO, the price per share of common stock is determined by using the closing market price on the New York Stock Exchange on the grant date. The risk-free interest rate is based on the rate for U.S. Treasury securities at the date of grant with maturity dates approximately equal to the expected life at the grant date. The expected term for employee and nonemployee awards ranged from 5 to 10 years based on industry data, vesting period, contractual period, among other factors. The expected volatility was estimated at 75% based on historical volatility information of peer companies that are publicly available in combination with the Company’s calculated volatility since being publicly traded. The Company does not expect to pay dividends. For awards with a performance condition, stock compensation is recognized over the requisite service period if it is probably that the performance condition will be satisfied.

9. EQUITY-BASED COMPENSATION

As of December 31, 2023 and 2022, there was $0 and $991,167, respectively, of unrecognized equity-based compensation expense recorded in prepaid expenses and other assets. This expense was for various marketing and advertising services in exchange for common stock and was being expensed over the lifetime of license agreements with celebrity endorsers. The license agreements were terminated during Q3 2023 and the full balance of $991,167 was recognized as expense during the year ended December 31, 2023.

Restricted Stock Units

On February 24, 2022, the Company entered into a separation agreement with the former Chief Operating Officer (COO). Among other things, the Company agreed to provide the former COO with cash and expense reimbursements totaling $175,000 and an amendment of the COO’s Restricted Stock Agreement to accelerate the vesting of the 251,851 restricted stock units. Due to the modification of the terms of this award, the fair value was remeasured as of the modification date. Total equity-based compensation expense related to this restricted stock unit awards was $1,658,485 for the year ended December 31, 2022. During the second quarter of 2022, these awards were fully vested and the shares of common stock underlying the awards had been delivered.

During the second quarter of 2022, the Company granted 47,800 restricted stock units to employees of the Company, all of which vested and were delivered in the second quarter of 2022. Total equity-based compensation expense related to these restricted stock units was $219,648 for the year ended December 31, 2022.

On March 2, 2022, the Company granted 70,000 restricted stock units to members of the Company’s Board of Directors that fully vested on June 18, 2022. Total equity-based compensation expense related to these restricted stock units was $285,600 for the year ended December 31, 2022.

On April 24, 2023, the Company granted 319,023 restricted stock units to its Chief Executive Officer. On May 11, 2023, the Company granted 170,958 restricted stock units to its Executive Vice President Sales and Marketing. On May 25, 2023, the Company granted 124,902 restricted stock units to its Chief Financial Officer. These restricted stock units had a vesting period that coincided with the Company filing its Form 10-K for the year ended December 31, 2023 and had a stipulation that each of the executives attained performance objectives. These employees terminated during the third quarter of 2023 and therefore the stock units were forfeited.

Restricted stock unit activity as of and for the years ended December 31, 2023 and 2022 was as follows

	Number of RSUs	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	377,777	0.45
Granted	117,800	0.33
Forfeited	(495,577)	—
Outstanding at December 31, 2022	—	—
Granted	614,883	0.86
Forfeited	(614,883)	—
Outstanding at December 31, 2023	—	—

Shares of Restricted Stock

During the year ended December 31, 2022, the Company granted 10,000 shares of restricted stock to an employee upon commencement of employment in May 2022, of which 3,334 shares vested immediately with the remaining 6,666 shares scheduled to vest in two equal installments in May 2023 and May 2024. Restricted stock consists of shares of common stock that are subject to transfer and forfeiture restrictions that lapse upon vesting. Total equity-based compensation expense related to the grant of these shares of restricted stock was $9,264 for the year ended December 31, 2022. Effective January 2023, this employee resigned from the Company and 6,666 unvested shares of restricted stock were forfeited.

During the year ended December 31, 2022, the Company hired a new Chief Financial Officer. Pursuant to the employment agreement, the Company granted 100,000 shares of restricted stock. The restricted stock vests in three equal installments with the first third vesting immediately on the grant date of March 30, 2022, and the remaining tranches were scheduled to vest on the one year and two year anniversaries of the grant date subject to continued employment with the Company through the applicable vesting date. Effective June 24, 2022, this employee resigned from the Company and 66,666 unvested shares of restricted stock were forfeited. Total equity-based compensation expense related to these shares of restricted stock was $110,602 for the year ended December 31, 2022.

In January 2023, there was a new grant of 500,000 shares of restricted stock which related to a consulting arrangement entered into in connection with the settlement reached with a previous employee, as further disclosed in Note 12. Total equity-based compensation expense related to these shares of restricted stock was $565,500 for the year ended December 31, 2023.

On April 24, 2023, the Company granted 463,917 shares of restricted stock to its Chief Executive Officer. On May 11, 2023, the Company granted 380,952 shares of restricted stock to its Executive Vice President Sales and Marketing. On May 25, 2023, the Company granted shares of 196,463 restricted stock to its Chief Financial Officer. All shares of restricted stock granted on April 24, 2023, May 11, 2023 and May 25, 2023 were forfeited and canceled during the third quarter of 2023.

In April 2023, the Company Board of Directors were granted a total of 100,000 shares of restricted stock. Total equity-based compensation expense related to these shares of restricted stock was $39,510 for the year ended December 31, 2023.

Restricted stock activity for the years ended December 31, 2023 and 2022 was as follows:

	Number of Shares of Restricted Stock	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	—	—
Granted	110,000	9.27
Vested or released	(36,668)	—
Forfeited	(66,667)	—
Outstanding at December 31, 2022	6,666	0.90
Granted	1,641,332	0.57
Vested or released	(570,000)	—
Forfeited	(1,057,998)	—
Outstanding at December 31, 2023	20,000	0.00

Vendor Stock Awards

Vendor stock award activity subject to revenue-related performance objectives during the years ended December 31, 2023 and 2022 was as follows:

	Number of Shares of Vendor Stock Awards	Weighted Average Remaining Vesting Term (Years)
Outstanding at December 31, 2021	—	—
Granted	1,030,000	2.25
Vested or released	—	—
Forfeited	—	—
Outstanding at December 31, 2022	1,030,000	2.25
Granted	—	—
Vested or released	—	—
Forfeited	—	—
Outstanding at December 31, 2023	1,030,000	1.25

Stock Options

On March 11, 2022, the Company granted the option to purchase 427,001 shares of common stock at $3.47 per share to its Chief Executive Officer, pursuant to the Chief Executive Officer’s employment agreement with the Company. The shares vest in three equal installments on the nine month, one year, and two year anniversaries of the grant date and are exercisable for 10 years from the grant date. On June 8, 2022, the Chief Executive Officer’s employment with the Company ended resulting in the forfeiture of the entire award, which remained unvested at the time.

On March 30, 2022, in addition to the restricted stock granted to the Company’s new Chief Financial Officer, the Company granted the Chief Financial Officer an option to purchase 200,000 shares of common stock at $3.30 per share, pursuant to the employment agreement. The shares vest in three equal installments. The first third vested immediately on the grant date of March 30, 2022, and the remaining tranches were scheduled to vest on the one year and two year anniversaries of the grant date subject to continued employment with the Company through the applicable vesting date. The options are exercisable for 10 years from the grant date or, if earlier, ninety (90) days following termination of employment. Effective June 24, 2022, this employee resigned from the Company and the unvested options were subsequently forfeited.

Effective September 1, 2022, the Company entered into an Employment Transition and Consulting Agreement with the previous interim Chief Financial Officer. Pursuant to the Transition and Consulting Agreement, the Company granted a stock option to purchase 69,892 shares of the Company’s common stock at a per share exercise price equal to $3.04 (the fair market value of the Company’s common stock on the date of grant). The stock option vested with respect to 3,584 shares on the last calendar day of September, October and November of 2022, and the balance of the stock option vested in monthly installments as nearly equal as possible (approximately 6,571 shares each) on the last calendar day of each month from December 2022 through August 2023. The total expense recognized for the years ended December 31, 2023 and 2022 was $125,783 and $41,449, respectively.

In November 2021, the Company executed founder option agreements with four Class F members. The terms of the agreements grant each founder the right and option to purchase common stock up to 25% of the total shares in the Founders’ Option Pool upon the consummation of the Company’s IPO. The Founder’s Option Pool is a pool of shares reserved for founding members of the Company and will be comprised of 15% of the total shares of common stock outstanding immediately prior to the initial closing of the IPO. The options will vest in 20% installments. Each installment will vest upon the closing price of common stock reaching certain milestones ranging from 200% to 600% of the IPO price. If the vesting condition is not achieved within three years of the grant date, the options will forfeit. As of December 31, 2023 and 2022, the options have not reached any of the vesting milestones required and as such, the probability of reaching each milestone has been factored into the value to be recognized over the three-year vesting period. As of December 31, 2023, three of the four members had terminated their agreements and only 375,000 options remained.

Equity-based compensation expense totaling $112,040 and $223,224 has been recognized relating to these stock options during 2023 and 2022, respectively. The total unrecognized equity-based compensation expense was $6,259 and $176,835 as of December 31, 2023 and 2022, respectively.

Stock option activity for the years ended December 31, 2023 and 2022 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	1,830,000	$9.86	8.18
Granted	701,893	3.37	10.00
Exercised	—	—	—
Forfeited	(957,001)	—	—
Outstanding at December 31, 2022	1,574,892	$9.67	8.94
Granted	1,500,000	0.50	5.00
Exercised	—	—	—
Forfeited	(2,628,333)	—	—
Outstanding at December 31, 2023	446,559	$8.88	8.08

Exercisable at December 31, 2023	71,559	$3.03	8.67

Warrants

On December 17, 2021, in connection with the Company’s IPO, the Company granted to the underwriter warrants to purchase up to 110,000 shares of common stock at $12 per share. These warrants vest one year from the date of issuance and are exercisable for four years after the vesting date.

As disclosed in Note 8, 3,143,969 warrants were granted as part of the Rights Offering in March 2023.

As of and for the years ended December 31, 2023 and 2022, the warrants to purchase common shares of the Company outstanding were as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	110,000	$12.00	4.96
Granted	—	—	—
Vested or released	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2022	110,000	$12.00	3.71
Granted	3,143,969	1.25	5.00
Vested or released	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2023	3,253,969	$1.61	4.16

The Company uses the Black-Scholes option-pricing model to estimate the fair value of equity-based awards. The inputs for the Black-Scholes valuation model require management’s significant assumptions. Prior to the Company’s IPO, the price per share of common stock was determined by the Company’s board based on recent prices of common stock sold in private offerings. Subsequent to the IPO, the price per share of common stock is determined by using the closing market price on the New York Stock Exchange on the grant date. The risk-free interest rate is based on the rate for U.S. Treasury securities at the date of grant with maturity dates approximately equal to the expected life at the grant date. The expected term for employee and nonemployee awards ranged from 5 to 10 years based on industry data, vesting period, contractual period, among other factors. The expected volatility was estimated at 75% based on historical volatility information of peer companies that are publicly available in combination with the Company’s calculated volatility since being publicly traded. The Company does not expect to pay dividends. For awards with a performance condition, stock compensation is recognized over the requisite service period if it is probably that the performance condition will be satisfied.